Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the years ended December 31, 2018, 2017 and 2016 are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Decrease (increase) in accounts receivables and current assets	84	(162)	36
Decrease (increase) in prepaid expenses	19	46	(73)
(Decrease) increase in trade payables and accrued liabilities	(82)	21	(15)
Total changes in working capital	21	(95)	(52)